Related Party Transactions (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2025	Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of valuation of the Promissory note – related party
March 24, 2025
Closing stock price	$12.00
Expected time to liquidity	0.32 years
Risk free rate	4.31%
Volatility	29.6%

March 24, 2025
Closing stock price	$12.00
Expected time to liquidity	0.32 years
Risk free rate	4.31%
Volatility	29.6%